Leases (Details) - Schedule of ROU Assets and Lease Liabilities - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets:
Operating			$ 1,003
Finance			582
Total right-of-use assets			1,585
Current:
Operating	[1]		156
Finance	[2]		93
Total current			249
Non-current:
Operating			849
Finance	[3]		1,006
Total non-current			1,855
Total lease liabilities			2,104
Related party [Member]
Right-of-use assets:
Operating			709
Finance			570
Total right-of-use assets			1,279
Current:
Operating	[1]		35
Finance	[2]		88
Total current			123
Non-current:
Operating			675
Finance	[3]		1,001
Total non-current			1,676
Total lease liabilities			1,799
Other [Member]
Right-of-use assets:
Operating			294
Finance			12
Total right-of-use assets			306
Current:
Operating	[1]		121
Finance	[2]		5
Total current			126
Non-current:
Operating			174
Finance	[3]		5
Total non-current			179
Total lease liabilities			$ 305

[1]	Included in Accrued expenses and other current liabilities
[2]	Included in current portion of Long-term debt
[3]	Included in the Long-term debt